Appendix IV: Financial Instruments - Interest Rate Swaps (Details) - Interest rate swaps € in Millions	Dec. 31, 2019 EUR (€)
Non trading purposes | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (87)
Non trading purposes | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(5)
Non trading purposes | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(33)
Non trading purposes | Fixed to fix | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3
Non trading purposes | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.2882%
Average spread (as a percent)	0.42285%
Non trading purposes | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.39684%
Average spread (as a percent)	0.36303%
Non trading purposes | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.52265%
Average spread (as a percent)	1.61309%
Non trading purposes | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.363%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.65253%
Average spread (as a percent)	0.51166%
Non trading purposes | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.61309%
Average spread (as a percent)	1.68324%
Non trading purposes | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.75523%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.02711%
Average spread (as a percent)	0.99745%
Non trading purposes | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.72578%
Average spread (as a percent)	0.92195%
Non trading purposes | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.99503%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.51763%
Average spread (as a percent)	0.37385%
Non trading purposes | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.73544%
Average spread (as a percent)	1.77356%
Non trading purposes | Fixed to floating | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.80291%
Average spread (as a percent)	0.2427%
Non trading purposes | Fixed to floating | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	3.54712%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2024 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.7423%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (800)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (13)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (44)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.71989%
Average spread (as a percent)	0.55621%
Non trading purposes | Floating to fixed | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.5867%
Average spread (as a percent)	2.10672%
Non trading purposes | Floating to fixed | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.7325%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.95405%
Average spread (as a percent)	0.02159%
Non trading purposes | Floating to fixed | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.5595%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.30378%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.925%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.83529%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.02251%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.88609%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.52024%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2024 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.8904%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 710
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 8
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 11
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (175)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (100)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (75)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (135)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (30,072)
Non trading purposes | Receiving leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,630)
Non trading purposes | Receiving leg | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(915)
Non trading purposes | Receiving leg | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(8,907)
Non trading purposes | Receiving leg | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(303)
Non trading purposes | Receiving leg | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(23)
Non trading purposes | Receiving leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(7,120)
Non trading purposes | Receiving leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(303)
Non trading purposes | Receiving leg | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(258)
Non trading purposes | Receiving leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,968)
Non trading purposes | Receiving leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(570)
Non trading purposes | Receiving leg | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(634)
Non trading purposes | Receiving leg | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,674)
Non trading purposes | Receiving leg | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(303)
Non trading purposes | Receiving leg | Fixed to floating | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Fixed to floating | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(2,093)
Non trading purposes | Receiving leg | Fixed to floating | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(151)
Non trading purposes | Receiving leg | Fixed to floating | 2024 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(4,310)
Non trading purposes | Receiving leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(19,002)
Non trading purposes | Receiving leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(433)
Non trading purposes | Receiving leg | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(961)
Non trading purposes | Receiving leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(13,618)
Non trading purposes | Receiving leg | Floating to fixed | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(418)
Non trading purposes | Receiving leg | Floating to fixed | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(446)
Non trading purposes | Receiving leg | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,560)
Non trading purposes | Receiving leg | Floating to fixed | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(70)
Non trading purposes | Receiving leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,460)
Non trading purposes | Receiving leg | Floating to fixed | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(176)
Non trading purposes | Receiving leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(359)
Non trading purposes | Receiving leg | Floating to fixed | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(267)
Non trading purposes | Receiving leg | Floating to fixed | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(200)
Non trading purposes | Receiving leg | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,997)
Non trading purposes | Receiving leg | Floating to fixed | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,170)
Non trading purposes | Receiving leg | Floating to fixed | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(151)
Non trading purposes | Receiving leg | Floating to fixed | 2024 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,072)
Non trading purposes | Receiving leg | Floating to fixed | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(13,597)
Non trading purposes | Receiving leg | Floating to fixed | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(420)
Non trading purposes | Receiving leg | Floating to fixed | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(448)
Non trading purposes | Paying leg | Fixed to fix | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 175
Average interest rate (as a percent)	0.69717%
Non trading purposes | Paying leg | Fixed to fix | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 100
Average interest rate (as a percent)	1.175%
Non trading purposes | Paying leg | Fixed to fix | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 75
Average interest rate (as a percent)	0.55%
Non trading purposes | Paying leg | Fixed to fix | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 138
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 30,072
Non trading purposes | Paying leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,630
Non trading purposes | Paying leg | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	915
Non trading purposes | Paying leg | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	8,907
Non trading purposes | Paying leg | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	303
Non trading purposes | Paying leg | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	23
Non trading purposes | Paying leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	7,120
Non trading purposes | Paying leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	303
Non trading purposes | Paying leg | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	258
Non trading purposes | Paying leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,968
Non trading purposes | Paying leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	570
Non trading purposes | Paying leg | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	634
Non trading purposes | Paying leg | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,674
Non trading purposes | Paying leg | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	303
Non trading purposes | Paying leg | Fixed to floating | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Fixed to floating | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	2,093
Non trading purposes | Paying leg | Fixed to floating | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	151
Non trading purposes | Paying leg | Fixed to floating | 2024 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	4,310
Non trading purposes | Paying leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	18,202
Non trading purposes | Paying leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	420
Non trading purposes | Paying leg | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	917
Non trading purposes | Paying leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	13,618
Non trading purposes | Paying leg | Floating to fixed | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	418
Non trading purposes | Paying leg | Floating to fixed | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	446
Non trading purposes | Paying leg | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,560
Non trading purposes | Paying leg | Floating to fixed | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	70
Non trading purposes | Paying leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,460
Non trading purposes | Paying leg | Floating to fixed | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	176
Non trading purposes | Paying leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	359
Non trading purposes | Paying leg | Floating to fixed | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	267
Non trading purposes | Paying leg | Floating to fixed | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	200
Non trading purposes | Paying leg | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,997
Non trading purposes | Paying leg | Floating to fixed | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,170
Non trading purposes | Paying leg | Floating to fixed | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	151
Non trading purposes | Paying leg | Floating to fixed | 2024 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,072
Non trading purposes | Paying leg | Floating to fixed | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	14,307
Non trading purposes | Paying leg | Floating to fixed | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	428
Non trading purposes | Paying leg | Floating to fixed | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	459
Derivative instruments | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,211
Derivative instruments | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,956)
Derivative instruments | Fair value | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(2)
Derivative instruments | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(171)
Derivative instruments | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	6
Derivative instruments | Fair value | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(9)
Derivative instruments | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 2
Derivative instruments | Fixed to floating | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.21504%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.03173%
Average spread (as a percent)	0.02722%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	7.89667%
Average spread (as a percent)	0.40533%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	2.76905%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.98%
Average spread (as a percent)	0.254%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.8695%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.01893%
Average spread (as a percent)	0.21854%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	7.89667%
Average spread (as a percent)	0.40533%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.86629%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.9525%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.2497%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.43519%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.83101%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.51145%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.745%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.50413%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.85005%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2024 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2024 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	2.36%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2024 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2024 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2024 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2024 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.59355%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.23396%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.42088%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (93)
Derivative instruments | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (1,956)
Derivative instruments | Fixed to floating | Fair value | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (4)
Derivative instruments | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (171)
Derivative instruments | Fixed to floating | Fair value | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (1)
Derivative instruments | Fixed to floating | Fair value | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (9)
Derivative instruments | Floating to fixed | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.48548%
Average spread (as a percent)	0.0283%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	6.66833%
Average spread (as a percent)	0.40533%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.22285%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.39%
Average spread (as a percent)	8.085%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	2.10672%
Average spread (as a percent)	0.07857%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2020 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	6.66833%
Average spread (as a percent)	0.40533%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2020 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.31%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2020 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.91555%
Average spread (as a percent)	0.02695%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.2605%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.12299%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2023 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2023 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	2.99%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2023 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2024 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2024 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2024 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2024 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.09763%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.39%
Average spread (as a percent)	8.085%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 1,304
Derivative instruments | Floating to fixed | Fair value | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 2
Derivative instruments | Floating to fixed | Fair value | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 7
Derivative instruments | Floating to fixed | Fair value | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 2
Derivative instruments | Receiving leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,700)
Derivative instruments | Receiving leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(15,253)
Derivative instruments | Receiving leg | Fixed to floating | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(142)
Derivative instruments | Receiving leg | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,879)
Derivative instruments | Receiving leg | Fixed to floating | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(15)
Derivative instruments | Receiving leg | Fixed to floating | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(345)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,900)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(142)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(822)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(6)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(207)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(500)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,612)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,319)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(587)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(138)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(800)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(781)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2023 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(79)
Derivative instruments | Receiving leg | Fixed to floating | 2024 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(400)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(9,562)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(470)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,788)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(16,212)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(146)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(2,047)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(2)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(354)
Derivative instruments | Receiving leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(13,673)
Derivative instruments | Receiving leg | Floating to fixed | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(142)
Derivative instruments | Receiving leg | Floating to fixed | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(170)
Derivative instruments | Receiving leg | Floating to fixed | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(41)
Derivative instruments | Receiving leg | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(4,547)
Derivative instruments | Receiving leg | Floating to fixed | 2020 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(142)
Derivative instruments | Receiving leg | Floating to fixed | 2020 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(24)
Derivative instruments | Receiving leg | Floating to fixed | 2020 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,102)
Derivative instruments | Receiving leg | Floating to fixed | 2021 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(118)
Derivative instruments | Receiving leg | Floating to fixed | 2021 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(192)
Derivative instruments | Receiving leg | Floating to fixed | 2022 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2022 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2023 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2023 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(28)
Derivative instruments | Receiving leg | Floating to fixed | 2023 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2024 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2024 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2024 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(7,832)
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(41)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(11,865)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(142)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(166)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,700
Derivative instruments | Paying leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	15,253
Derivative instruments | Paying leg | Fixed to floating | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	142
Derivative instruments | Paying leg | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,879
Derivative instruments | Paying leg | Fixed to floating | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	15
Derivative instruments | Paying leg | Fixed to floating | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	345
Derivative instruments | Paying leg | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,900
Derivative instruments | Paying leg | Fixed to floating | 2020 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	142
Derivative instruments | Paying leg | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	822
Derivative instruments | Paying leg | Fixed to floating | 2020 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	6
Derivative instruments | Paying leg | Fixed to floating | 2020 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	207
Derivative instruments | Paying leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	500
Derivative instruments | Paying leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,612
Derivative instruments | Paying leg | Fixed to floating | 2021 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | 2021 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,319
Derivative instruments | Paying leg | Fixed to floating | 2022 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	587
Derivative instruments | Paying leg | Fixed to floating | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | 2022 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	138
Derivative instruments | Paying leg | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	800
Derivative instruments | Paying leg | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	781
Derivative instruments | Paying leg | Fixed to floating | 2023 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2023 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | 2023 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	79
Derivative instruments | Paying leg | Fixed to floating | 2024 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	400
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	9,562
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	470
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,695
Derivative instruments | Paying leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	14,256
Derivative instruments | Paying leg | Fixed to floating | Fair value | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	142
Derivative instruments | Paying leg | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,876
Derivative instruments | Paying leg | Fixed to floating | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1
Derivative instruments | Paying leg | Fixed to floating | Fair value | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	345
Derivative instruments | Paying leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	13,673
Derivative instruments | Paying leg | Floating to fixed | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	142
Derivative instruments | Paying leg | Floating to fixed | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	170
Derivative instruments | Paying leg | Floating to fixed | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	41
Derivative instruments | Paying leg | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	4,547
Derivative instruments | Paying leg | Floating to fixed | 2020 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	142
Derivative instruments | Paying leg | Floating to fixed | 2020 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	24
Derivative instruments | Paying leg | Floating to fixed | 2020 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,102
Derivative instruments | Paying leg | Floating to fixed | 2021 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	118
Derivative instruments | Paying leg | Floating to fixed | 2021 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	192
Derivative instruments | Paying leg | Floating to fixed | 2022 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2022 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2023 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2023 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	28
Derivative instruments | Paying leg | Floating to fixed | 2023 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2024 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2024 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2024 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	7,832
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	41
Derivative instruments | Paying leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	13,169
Derivative instruments | Paying leg | Floating to fixed | Fair value | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	144
Derivative instruments | Paying leg | Floating to fixed | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	173
Derivative instruments | Paying leg | Floating to fixed | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 2